FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT [Abstract]
Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2019 and 2018:

	Financial assets (1)		Financial liabilities (2)
	2019	2018	2019	2018
Fix interest rate	8,650,353	13,114,538	30,184,039	29,138,384
Variable interest rate	1,038,402	22,264	1,021,325	-
Total	9,688,755	13,136,802	31,205,364	29,138,384
(1) Includes mutual funds, Letes, Lebacs and bank accounts. Trade receivables do no bear interests, except for Ps. 8,758 and Ps. 22,264, which bears CER plus a spread of 8% as of December 31, 2019 and 2018, respectively.
(2) Includes loans, issuance expenses and financial leasing

Monthly Short Tons
This agreement is valid between October 2018 and April 2020, according to the following monthly short tons:

Period	Propane	Butane	Natural gasoline
October 2018 - April 2019	6,663	4,967	2,976
May 2019 - September 2019	-	-	4,519
October 2019	9,996	7,727	4,630
November 2019 - April 2020	14,438	11,038	6,614

Current and Non-Current Trade Receivables
As of December 31, 2019 and 2018, the balance of current and non-current trade receivables, net of allowances of doubtful accounts are as follows:

	2019	2018
Current trade receivables	6,608,715	4,994,969
Allowances for doubful accounts	(134,956)	(203,860)
Total	6,473,759	4,791,109

Significant Customers
Significant customers in terms of revenues and trade receivables (net of allowances of doubtful accounts) from natural gas transportation for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	5,849,138	1,459,410	4,957,415	577,764	2,948,056
Camuzzi Gas Pampeana S.A.	4,353,024	729,137	3,682,320	430,212	2,167,208
Naturgy Argentina	3,496,055	567,429	2,971,396	368,782	1,556,829
CAMMESA	1,337,997	206,403	2,057,838	281,896	1,368,671
Pampa Energía	803,610	258,007	676,180	141,040	68,737
Camuzzi Gas del Sur S.A.	1,075,744	150,838	822,176	87,574	477,222

Revenues from Liquids Production and Commercialization customers net of allowances of doubtful accounts) for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	6,338,222	841,338	8,102,817	1,090,359	5,667,118
Petredec	1,003,264	-	1,321,183	-	2,119,267
Geogas Trading S.A.	1,691,910	375,723	1,695,707	-	878,783
Shell Trading (US) Company	-	-	138,246	-	2,192,301
YPF	1,239,102	26,501	729,113	30,968	-
Petrobras Global Trading BV	4,446,241	397,172	2,682,539	211,387	-

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in: (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, (iv) other receivables and (v) derivate financial instruments, as of December 31, 2019 and 2018:

December 31, 2019
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	9,650,787	-	21,607
With specified maturity
Overdue
Until 12-31-2018	-	-	144,596
From 01-01-19 to 03-31-19	-	-	1,538
From 04-01-19 to 06-30-19	-	-	4,245
From 07-01-19 to 09-30-19	-	-	343,827
From 10-01-19 to 12-31-19	-	-	791,533
Total overdue	-	-	1,285,739

Non-due
From 01-01-20 to 03-31-20	114,414	1,315,640	5,271,983
From 04-01-20 to 06-30-20	-	796	482,630
From 07-01-20 to 09-30-20	-	775	8,105
From 10-01-20 to 12-31-20	-	773	10,092
During 2021	-	3,043	6,943
During 2022	-	1,911	-
During 2023	-	449	-
During 2024	-	-	-
From 2025 onwards	-	-	-
Total non-due	114,414	1,323,387	5,779,753
Total with specified maturity	114,414	1,323,387	7,065,492
Total	9,765,201	1,323,387	7,087,099
(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2018
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	22,283,431	-	718
With specified maturity
Overdue
Until 12-31-2017	-	-	205,783
From 01-01-18 to 03-31-18	-	-	477
From 04-01-18 to 06-30-18	-	-	6,184
From 07-01-18 to 09-30-18	-	-	17,537
From 10-01-18 to 12-31-18	-	-	823,940
Total overdue	-	-	1,053,921

Non-due
From 01-01-19 to 03-31-19	3,321,706	338,073	4,530,803
From 04-01-19 to 06-30-19	-	2,300	63,313
From 07-01-19 to 09-30-19	-	2,300	-
From 10-01-19 to 12-31-19	-	1,894	-
During 2020	-	5,161	8,505
During 2021	-	4,683	-
During 2022	-	2,940	-
During 2023	-	688	-
From 2024 onwards	-	-	-
Total non-due	3,321,706	358,039	4,602,621
Total with specified maturity	3,321,706	358,039	5,656,542
Total	25,605,137	358,039	5,657,260
(1) The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2) Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

Maturities of Financial Liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows and as a result, they do not reconcile to the amounts disclosed on the statement of financial position. These tables are made based on available information at the end of each year and may not reflect the actual amounts in the future. Therefore, the amounts disclosed are provided for illustrative purposes only:

December 31, 2019
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2018	-	130,829	-
From 01-01-19 to 03-31-19	-	311	-
From 04-01-19 to 06-30-19	-	311	-
From 07-01-19 to 09-30-19	-	311	-
From 10-01-19 to 12-31-19	-	311	90,363
Total overdue	-	132,073	90,363

Non-due
From 01-01-20 to 03-31-20	1,027,502	3,745,057	111,994
From 04-01-20 to 06-30-20	1,010,644	32,769	111,994
From 07-01-20 to 09-30-20	-	-	111,994
From 10-01-20 to 12-31-20	1,010,644	-	111,994
During 2021	2,021,288	-	448,037
During 2022	2,021,288	-	448,037
During 2023	2,021,288	-	448,037
During 2024	2,021,288	-	448,037
From 2025 onwards	30,955,641	-	715,686
Total non-due	42,089,583	3,777,826	2,955,810
Total with specified maturity	42,089,583	3,909,899	3,046,173
Total	42,089,583	3,909,899	3,046,173

December 31, 2018
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2017	-	159,366	-
From 01-01-18 to 03-31-18	-	478	-
From 04-01-18 to 06-30-18	-	478	-
From 07-01-18 to 09-30-18	-	478	-
From 10-01-18 to 12-31-18	-	478	87,517
Total overdue	-	161,278	87,517

Non-due
From 01-01-19 to 03-31-19	-	5,157,610	108,450
From 04-01-19 to 06-30-19	978,663	33,442	108,450
From 07-01-19 to 09-30-19	-	-	108,450
From 10-01-19 to 12-31-19	978,663	-	108,450
During 2020	1,957,325	-	433,860
During 2021	1,957,325	-	433,860
During 2022	1,957,325	-	433,860
During 2023	1,957,325	-	433,860
From 2024 onwards	31,933,396	-	1,126,898
Total non-due	41,720,022	5,191,052	3,296,138
Total with specified maturity	41,720,022	5,352,330	3,383,655
Total	41,720,022	5,352,330	3,383,655

Gearing Ratio
During the year ended December 31, 2019 and 2018, the gearing ratio was as follows:

	2019	2018
Total debt (Note 13)	33,582,804	31,684,940
Total Equity	48,083,469	47,603,906
Total Capital	81,666,273	79,288,846
Gearing Ratio	0.41	0.4

Categories of Financial Assets and Liabilities
The categories of financial assets and liabilities as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
	Financial assets at fair value	Financial assets at amortizef cost	Total
CURRENT ASSETS
Trade receivables	-	6,473,759	6,473,759
Other receivables	-	473,216	473,216
Derivative financial instruments	274,024	-	274,024
Other financial assets at amortized cost	-	1,043,960	1,043,960
Cash and cash equivalents	1,029,644	8,735,557	9,765,201
Total current assets	1,303,668	16,726,492	18,030,160

NON-CURRENT ASSETS
Other receivables	-	7,603	7,603
Other financial assets at amortized cost	-	5,403	5,403
Total non-current assets	-	13,006	13,006
Total assets	1,303,668	16,739,498	18,043,166

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	4,113,571	4,113,571
Loans	-	1,722,087	1,722,087
Payroll and social security taxes payables	-	533,497	533,497
Other payables	-	287,659	287,659

NON-CURRENT LIABILITIES
Loans	-	31,860,717	31,860,717
Total non-current liabilities	-	31,860,717	31,860,717
Total liabilities	-	38,517,531	38,517,531

	2018
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	4,791,109	4,791,109
Other receivables	-	652,771	652,771
Derivative financial instruments	335,773	-	335,773
Other financial assets at amortized cost	-	8,790	8,790
Cash and cash equivalents	3,324,575	22,280,562	25,605,137
Total current assets	3,660,348	27,733,232	31,393,580

NON-CURRENT ASSETS
Other receivables	-	9,521	9,521
Other financial assets at amortized cost	-	13,476	13,476
Total non-current assets	-	22,997	22,997
Total assets	3,660,348	27,756,229	31,416,577

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	4,756,554	4,756,554
Loans	-	681,225	681,225
Payroll and social security taxes payables	-	475,882	475,882
Other payables	-	124,103	124,103
Total current liabilities	-	6,037,764	6,037,764

NON-CURRENT LIABILITIES
Loans	-	31,003,715	31,003,715
Total non-current liabilities	-	31,003,715	31,003,715
Total liabilities	-	37,041,479	37,041,479

Fair Value of Financial Assets and Liabilities
The table below shows different assets and liabilities at their fair value classified by hierarchy as of December 31, 2019 and 2018:

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	1,029,644	-	-	1,029,644
Derivative financial instruments	-	274,024	-	274,024
Total	1,029,644	274,024	-	1,303,668

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	3,324,575	-	-	3,324,575
Derivative financial instruments	-	335,773	-	335,773
Total	3,324,575	335,773	-	3,660,348

The following table reflects the carrying amount and estimated fair value of the 2018 Notes as of December 31, 2019, based on their quoted market price:

	As of December 31, 2019
	Carrying amount	Fair value
2018 Notes	30,184,039	26,266,856